CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.58%
CLOSED-END FUNDS - 13.92%
CONVERTIBLE SECURITIES - 0.29%
Virtus AllianzGI Equity & Convertible Income Fund	78,400	$2,195,991

CORE - 1.84%
General American Investors Company, Inc.	256,268	10,209,717
Royce Micro-Cap Trust, Inc.	334,715	3,782,280
		13,991,997
DEVELOPED MARKET - 0.57%
Aberdeen Japan Equity Fund, Inc.	32,524	293,366
First Trust Dynamic Europe Equity Income Fund	156,093	1,982,382
Japan Smaller Capitalization Fund, Inc.	163,000	1,515,900
New Germany Fund, Inc. (The)	12,100	239,217
Swiss Helvetia Fund, Inc. (The)	39,127	343,926
		4,374,791
DIVERSIFIED EQUITY - 4.28%
Adams Diversified Equity Fund, Inc.	721,091	13,167,121
Gabelli Dividend & Income Trust (The)	140,314	3,361,923
Guggenheim Enhanced Equity Income Fund	220,353	1,588,745
Nuveen Tax-Advantaged Total Return Strategy Fund	10,265	110,246
Royce Value Trust, Inc.	635,668	11,511,948
Sprott Focus Trust, Inc.	92,158	721,597
Tri-Continental Corporation	66,984	2,172,291
		32,633,871
EMERGING MARKETS - 0.75%
Aberdeen Emerging Markets Equity Income Fund, Inc.	150,763	1,304,100
Central and Eastern Europe Fund, Inc. (The)	38,061	916,509
Korea Fund, Inc. (The)	1,149	49,855
Mexico Fund, Inc. (The)	35,229	498,490
Morgan Stanley India Investment Fund, Inc.	125,932	2,935,777
		5,704,731
ENERGY MLP FUNDS - 0.86%
Goldman Sachs MLP and Energy Renaissance Fund	7,282	70,490
Kayne Anderson Energy Infrastructure Fund, Inc.	225,000	1,613,250
Kayne Anderson NextGen Energy & Infrastructure, Inc.	292,663	1,949,136

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 0.86% (Continued)
Neuberger Berman MLP and Energy Income Fund Inc.	693,000	$2,910,599
		6,543,475
GLOBAL - 0.66%
Aberdeen Total Dynamic Dividend Fund	310,943	2,963,287
Delaware Enhanced Global Dividend and Income Fund	30,908	303,207
Gabelli Global Small and Mid Cap Value Trust (The)	51,978	758,359
GDL Fund (The)	109,372	976,692
Royce Global Value Trust, Inc. *	2,413	34,289
		5,035,834
INCOME & PREFERRED STOCK - 1.09%
Calamos Long/Short Equity & Dynamic Income Trust	229,000	4,605,190
LMP Capital and Income Fund Inc.	213,291	2,708,809
Nuveen Tax-Advantaged Dividend Growth Fund	67,158	1,014,757
		8,328,756
NATURAL RESOURCES - 0.38%
Adams Natural Resources Fund, Inc.	154,700	2,275,637
Cushing NextGen Infrastructure Income Fund (The)	12,500	504,750
First Trust Energy Infrastructure Fund	11,704	144,896
		2,925,283
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.91%
BlackRock Enhanced International Dividend Trust	21,100	128,077
Nuveen Dow 30SM Dynamic Overwrite Fund	89,757	1,458,551
Virtus Dividend, Interest & Premium Strategy Fund	387,393	5,338,276
		6,924,904
REAL ESTATE - 0.13%
Nuveen Real Estate Income Fund	102,120	979,342

SECTOR EQUITY - 1.81%
BlackRock Health Sciences Trust II	230,557	6,063,650
Gabelli Healthcare & WellnessRx Trust (The)	109,863	1,368,893
GAMCO Global Gold, Natural Resources & Income Trust	181,000	628,070
GAMCO Natural Resources, Gold & Income Trust	202,320	1,015,646
Nuveen Real Asset Income and Growth Fund	181,724	2,674,977
Tekla World Healthcare Fund	1,000	15,070

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
SECTOR EQUITY - 1.81% (Continued)
Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	77,889	$2,068,732
		13,835,038
UTILITY - 0.35%
Macquarie Global Infrastructure Total Return Fund Inc.	120,888	2,642,612

TOTAL CLOSED-END FUNDS		106,116,625

COMMUNICATION SERVICES - 10.40%
Alphabet Inc. - Class C *	18,000	37,235,340
Charter Communications, Inc. - Class A *	12,000	7,404,240
Comcast Corporation - Class A	174,000	9,415,140
Netflix, Inc. *	20,000	10,433,200
Walt Disney Company (The) *	80,000	14,761,600
		79,249,520
CONSUMER DISCRETIONARY - 11.92%
Amazon.com, Inc. *	20,000	61,881,600
Best Buy Co., Inc.	11,000	1,262,910
Dollar General Corporation	14,000	2,836,680
eBay Inc.	32,000	1,959,680
Hilton Worldwide Holdings Inc. *	11,000	1,330,120
Target Corporation	25,000	4,951,750
Tesla, Inc. *	20,000	13,358,600
TJX Companies, Inc. (The)	50,000	3,307,500
		90,888,840
CONSUMER STAPLES - 5.29%
Colgate-Palmolive Company	34,000	2,680,220
Costco Wholesale Corporation	25,500	8,988,240
Estée Lauder Companies Inc. (The) - Class A	9,000	2,617,650
General Mills, Inc.	12,000	735,840
Kroger Co. (The)	40,000	1,439,600
Procter & Gamble Company (The)	130,000	17,605,900

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.29% (Continued)
Walmart Inc.	46,000	$6,248,180
		40,315,630
EXCHANGE-TRADED FUNDS - 2.45%
Energy Select Sector SPDR® Fund (The)	224,000	10,989,440
Invesco QQQ TrustSM, Series 1	24,000	7,659,120
		18,648,560
FINANCIALS - 8.94%
Aflac Incorporated	27,000	1,381,860
Allstate Corporation (The)	15,000	1,723,500
Aon plc - Class A	12,000	2,761,320
Berkshire Hathaway Inc. - Class B *	39,000	9,963,330
BlackRock, Inc.	6,000	4,523,760
Charles Schwab Corporation (The)	62,000	4,041,160
Chubb Limited	18,000	2,843,460
Goldman Sachs Group, Inc. (The)	14,000	4,578,000
Intercontinental Exchange, Inc.	27,000	3,015,360
JPMorgan Chase & Co.	104,000	15,831,920
Marsh & McLennan Companies, Inc.	24,000	2,923,200
Progressive Corporation (The)	29,000	2,772,690
S&P Global Inc.	12,000	4,234,440
T. Rowe Price Group, Inc.	9,000	1,544,400
Travelers Companies, Inc. (The)	10,000	1,504,000
Truist Financial Corporation	76,965	4,488,599
		68,130,999
HEALTH CARE - 11.72%
Abbott Laboratories	40,000	4,793,600
AbbVie Inc.	87,000	9,415,140
Agilent Technologies, Inc.	16,000	2,034,240
Amgen Inc.	12,000	2,985,720
Anthem, Inc.	10,000	3,589,500
Biogen Inc. *	6,000	1,678,500
Boston Scientific Corporation *	60,000	2,319,000
Bristol-Myers Squibb Company	48,000	3,030,240
Centene Corporation *	28,000	1,789,480
Cigna Corporation	16,354	3,953,416
CVS Health Corporation	62,000	4,664,260

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 11.72% (Continued)
DexCom, Inc. *	4,000	$1,437,560
Edwards Lifesciences Corporation *	26,000	2,174,640
Eli Lilly and Company	30,000	5,604,600
HCA Healthcare, Inc.	11,000	2,071,740
IDEXX Laboratories, Inc. *	4,000	1,957,240
IQVIA Holdings Inc. *	8,000	1,545,120
Johnson & Johnson	60,400	9,926,740
Merck & Co., Inc.	105,000	8,094,450
Regeneron Pharmaceuticals, Inc. *	2,000	946,280
Stryker Corporation	15,000	3,653,700
Thermo Fisher Scientific Inc.	20,000	9,127,600
Vertex Pharmaceuticals Incorporated *	6,000	1,289,340
Zimmer Biomet Holdings, Inc.	8,000	1,280,640
		89,362,746
INDUSTRIALS - 7.53%
Caterpillar Inc.	24,000	5,564,880
Cintas Corporation	5,000	1,706,550
CSX Corporation	15,000	1,446,300
Cummins Inc.	7,000	1,813,770
Deere & Company	13,000	4,863,820
Eaton Corporation plc	17,000	2,350,760
Emerson Electric Co.	28,000	2,526,160
Fastenal Company	27,000	1,357,560
FedEx Corporation	11,000	3,124,440
General Dynamics Corporation	16,000	2,904,960
Honeywell International Inc.	30,000	6,512,100
Lockheed Martin Corporation	5,000	1,847,500
Norfolk Southern Corporation	5,000	1,342,600
Northrop Grumman Corporation	3,000	970,920
Parker-Hannifin Corporation	5,000	1,577,150
Roper Technologies, Inc.	3,000	1,210,020
Union Pacific Corporation	29,000	6,391,890
United Parcel Service, Inc. - Class B	49,000	8,329,510
Verisk Analytics, Inc.	3,000	530,070
Waste Management, Inc.	8,000	1,032,160
		57,403,120

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 24.16%
Accenture plc - Class A	14,000	$3,867,500
Adobe Inc. *	10,000	4,753,700
Advanced Micro Devices, Inc. *	52,000	4,082,000
Apple Inc.	355,000	43,363,250
Applied Materials, Inc.	41,000	5,477,600
Autodesk, Inc. *	4,000	1,108,600
Automatic Data Processing, Inc.	18,000	3,392,460
Cisco Systems, Inc.	180,000	9,307,800
Fidelity National Information Services, Inc.	26,000	3,655,860
Fiserv, Inc. *	32,000	3,809,280
HP Inc.	50,000	1,587,500
Intel Corporation	157,000	10,048,000
Intuit Inc.	5,000	1,915,300
Lam Research Corporation	4,000	2,380,960
Mastercard Incorporated - Class A	37,000	13,173,850
Micron Technology, Inc. *	25,000	2,205,250
Microsoft Corporation	155,000	36,544,350
NVIDIA Corporation	14,000	7,475,020
Oracle Corporation	110,000	7,718,700
QUALCOMM Incorporated	47,000	6,231,730
salesforce.com, inc. *	16,000	3,389,920
Synopsys, Inc. *	6,000	1,486,680
Visa, Inc. - Class A	34,000	7,198,820
		184,174,130
MATERIALS - 1.95%
Air Products and Chemicals, Inc.	12,000	3,376,080
Ball Corporation	13,000	1,101,620
Ecolab Inc.	10,000	2,140,700
Freeport-McMoRan Inc. *	60,000	1,975,800
Newmont Corporation	18,000	1,084,860
PPG Industries, Inc.	10,000	1,502,600
Sherwin-Williams Company (The)	5,000	3,690,050
		14,871,710
REAL ESTATE - 0.18%
SBA Communications Corporation	5,000	1,387,750

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 1.12%
American Water Works Company, Inc.	9,000	$1,349,280
Eversource Energy	14,000	1,212,260
NextEra Energy, Inc.	44,000	3,326,840
Public Service Enterprise Group Incorporated	21,000	1,264,410
Xcel Energy Inc.	21,000	1,396,710
		8,549,500

TOTAL EQUITY SECURITIES (cost - $596,414,995)		759,099,130

RIGHTS – 0.00%
CLOSED-END FUND – 0.00%
SECTOR EQUITY – 0.00%
Tekla World Healthcare Fund, expires 04/06/2021 *(cost - $0)	1,000	0

SHORT-TERM INVESTMENT - 0.38%
MONEY MARKET FUND - 0.38%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $2,932,775)	2,932,775	2,932,775

TOTAL INVESTMENTS - 99.96% (cost - $599,347,770)		762,031,905

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		280,966

NET ASSETS - 100.00%		$762,312,871

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2021:

Cost of portfolio investments	$600,137,411
Gross unrealized appreciation	$168,523,735
Gross unrealized depreciation	(6,629,241)
Net unrealized appreciation	$161,894,494

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Strategic Value Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•        Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•        Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•        Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$759,099,130	$-
Short-Term Investment	2,932,775	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$762,031,905	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2021.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended March 31, 2021, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 4, 2021 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.